Segment Information And Information About Geographic Areas - Additional Information (Detail) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments	1	1